COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 19 - COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of December 31, 2021, the Company has $3,250 in outstanding letters of credit. Such letters of credit are being secured by the same amounts in restricted cash with commercial banks (see note 2).

As of December 31, 2021, the Company has €1,022 ($1,161 as of December 31, 2021) in outstanding guarantees on its lines of credit arrangement in Europe (see note 9), which relate to leases and performance guarantee for contracts.

Legal Proceedings

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

Inquiry Proceedings

On June 24, 2021 a minority shareholder of the Company initiated inquiry proceedings before the Enterprise Chamber of the Amsterdam Court of Appeal (the “Court”) which is a specialized court dedicated to resolving corporate disputes. The shareholder has requested the Court to appoint an investigator on behalf of the Court in accordance with Dutch law, to investigate certain activities of the Company that have been previously disclosed by the Company in its periodic filings with the SEC for the fiscal years ended December 31, 2020 and 2019. The shareholder has not requested the Court to order preliminary relief, but has requested the Court to order the registrant to pay the costs of the proceedings. The Company expects that the Court will grant its judgement in June 2022.

White Line

In 2017, the company invested $3,500 in White Line B.V., a limited Company incorporated in the Netherlands, representing 10% of the issued and outstanding share capital of White Line B.V.

The Company had an agreement with an entity related to its main shareholder, according to which, if the value of this investment decreased, the related party entity has guaranteed to repurchase this full investment in minimum amount of $3,500. In December 2018, the related party entity purchased the full investment from the Company for $3,500. In 2021, the Company has a dispute with White Line B.V. as certain items disclosed in White Line B.V. financials appeared questionable. As the economical ownership is not within the Company any more, the Company has no financial exposure on this dispute.

Agency Agreements

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($3,409 as of December 31, 2021).

In March 2016, the Company entered into an agreement with a third party to assist the Company with the possible sale of one of the Company’s subsidiaries (see note 13). The fees depend on the outcome of the assignment and are between 2% - 5% of the sale consideration but not less than $4,000. In February 2019 the agreement was amended. According to the amendment, in case that less than 50% of the voting stock or majority of the subsidiary assets are being sold, the transaction fee will be 5% of the sale consideration but not lower than $3,000. In January 2022, the agreement was amended so that the fees will be 2%-3% of the sale consideration but not less than $4,000 and with a cap of $20,000.  In case that less than 50% of the voting stock or majority of the subsidiary assets are being sold the transaction fee will be 5% of the sale consideration but not lower than $4,000.

In August 2017, the Company entered into an agreement with a third party to assist the Company with a possible sale of one of the Company’s subsidiaries. The fees depend on the outcome of the assignment and are between 2% - 10% of the sale consideration but not less than € 2,000 ($2,273 as of December 31, 2021). The agreement was terminated in June 2021, although the third party is entitled to the consideration in case that subsidiary will be sold before December 2022.